Noncontrolling Interests (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2018	Mar. 31, 2017	Jul. 23, 2021	Mar. 31, 2021
Noncontrolling Interest [Abstract]
Percentage of equity interest		17.39%
Cash consideration received (in Dollars)		$ 400,000
Redemption of noncontroling equity interest percentage	14.05%
Simple annual interest percentage	6.00%
Group paid capital (in Dollars)				$ 30,000
Convertible of common shares (in Shares)			17,253,182